Investments and Advances - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Sales and other operating revenues	$ 196,913	$ 235,717	$ 155,606
Purchased crude oil and products	119,196	145,416	92,249
Accounts and notes receivable due from affiliated companies	1,480	907
Accounts payable due to affiliated companies	$ 591	709
Percentage of affiliate by summarized financial information	100.00%
Chevron Phillips Chemical Company LLC
Variable Interest Entity [Line Items]
Percentage of affiliate by summarized financial information	100.00%
Tengizchevroil LLP
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%
Chevron investment carrying value over underlying equity in TCO's net assets	$ 80
Principal balance	$ 4,500
Caspian Pipeline Consortium
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	15.00%
Angola LNG Limited
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	36.40%
Chevron Phillips Chemical Company LLC
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%
GS Caltex Corporation
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	50.00%
Golden Triangle Polymers Project | Chevron Phillips Chemical Company LLC
Variable Interest Entity [Line Items]
Equity method investment, ownership percentage	51.00%
Affiliated Entity
Variable Interest Entity [Line Items]
Chevron's loan to affiliates	$ 4,494	4,278	4,704
Sales and other operating revenues	13,623	16,286	10,796
Affiliated Entity | Chevron Phillips Chemical Company LLC
Variable Interest Entity [Line Items]
Chevron's loan to affiliates	387
Affiliated Entity | Oil and Gas, Purchased
Variable Interest Entity [Line Items]
Purchased crude oil and products	$ 7,404	$ 10,171	$ 5,778